Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Mar. 01, 2013
(Columbia California Tax-Exempt Fund) | Class A Shares
Bar Chart Table:
Annual Return 2003	5.10%
Annual Return 2004	4.51%
Annual Return 2005	3.84%
Annual Return 2006	4.84%
Annual Return 2007	1.97%
Annual Return 2008	(6.42%)
Annual Return 2009	13.79%
Annual Return 2010	2.27%
Annual Return 2011	12.30%
Annual Return 2012	10.52%
(Columbia Connecticut Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	3.58%
Annual Return 2004	2.60%
Annual Return 2005	1.54%
Annual Return 2006	3.40%
Annual Return 2007	3.02%
Annual Return 2008	(0.54%)
Annual Return 2009	9.15%
Annual Return 2010	2.12%
Annual Return 2011	8.76%
Annual Return 2012	4.27%
(Columbia Connecticut Tax-Exempt Fund) | Class A Shares
Bar Chart Table:
Annual Return 2003	5.43%
Annual Return 2004	2.98%
Annual Return 2005	2.09%
Annual Return 2006	3.92%
Annual Return 2007	2.55%
Annual Return 2008	(4.82%)
Annual Return 2009	13.48%
Annual Return 2010	1.60%
Annual Return 2011	11.85%
Annual Return 2012	7.08%
(Columbia Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	4.38%
Annual Return 2004	2.74%
Annual Return 2005	2.04%
Annual Return 2006	3.80%
Annual Return 2007	3.09%
Annual Return 2008	(1.70%)
Annual Return 2009	10.27%
Annual Return 2010	2.82%
Annual Return 2011	9.66%
Annual Return 2012	5.62%
(Columbia International Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2009	4.77%
Annual Return 2010	5.73%
Annual Return 2011	3.14%
Annual Return 2012	7.67%
(Columbia Massachusetts Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	3.91%
Annual Return 2004	2.68%
Annual Return 2005	1.82%
Annual Return 2006	3.40%
Annual Return 2007	3.38%
Annual Return 2008	1.08%
Annual Return 2009	9.09%
Annual Return 2010	2.69%
Annual Return 2011	9.21%
Annual Return 2012	4.22%
(Columbia Massachusetts Tax-Exempt Fund) | Class A Shares
Bar Chart Table:
Annual Return 2003	5.94%
Annual Return 2004	3.70%
Annual Return 2005	3.16%
Annual Return 2006	4.57%
Annual Return 2007	2.30%
Annual Return 2008	(4.32%)
Annual Return 2009	13.33%
Annual Return 2010	0.81%
Annual Return 2011	12.21%
Annual Return 2012	6.99%
(Columbia New York Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	4.58%
Annual Return 2004	2.70%
Annual Return 2005	1.76%
Annual Return 2006	3.25%
Annual Return 2007	3.21%
Annual Return 2008	(0.09%)
Annual Return 2009	10.06%
Annual Return 2010	2.28%
Annual Return 2011	9.05%
Annual Return 2012	4.49%
(Columbia New York Tax-Exempt Fund) | Class A Shares
Bar Chart Table:
Annual Return 2003	6.31%
Annual Return 2004	3.78%
Annual Return 2005	2.92%
Annual Return 2006	4.46%
Annual Return 2007	2.02%
Annual Return 2008	(8.72%)
Annual Return 2009	19.57%
Annual Return 2010	1.37%
Annual Return 2011	11.92%
Annual Return 2012	8.73%
(Columbia Strategic Income Fund) | Class A Shares
Bar Chart Table:
Annual Return 2003	19.29%
Annual Return 2004	10.04%
Annual Return 2005	1.26%
Annual Return 2006	6.76%
Annual Return 2007	5.67%
Annual Return 2008	(6.46%)
Annual Return 2009	18.67%
Annual Return 2010	9.96%
Annual Return 2011	6.11%
Annual Return 2012	11.60%
(Columbia Emerging Markets Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	63.90%
Annual Return 2004	30.02%
Annual Return 2005	29.09%
Annual Return 2006	33.79%
Annual Return 2007	26.95%
Annual Return 2008	(55.37%)
Annual Return 2009	76.88%
Annual Return 2010	20.04%
Annual Return 2011	(18.90%)
Annual Return 2012	24.12%
(Columbia Global Dividend Opportunity Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	36.45%
Annual Return 2004	15.70%
Annual Return 2005	7.38%
Annual Return 2006	14.58%
Annual Return 2007	14.77%
Annual Return 2008	(41.51%)
Annual Return 2009	37.14%
Annual Return 2010	17.25%
Annual Return 2011	(8.89%)
Annual Return 2012	17.19%
(Columbia Greater China Fund) | Class A Shares
Bar Chart Table:
Annual Return 2003	54.83%
Annual Return 2004	14.43%
Annual Return 2005	9.04%
Annual Return 2006	69.50%
Annual Return 2007	59.07%
Annual Return 2008	(50.08%)
Annual Return 2009	58.16%
Annual Return 2010	14.58%
Annual Return 2011	(23.33%)
Annual Return 2012	21.15%
(Columbia High Yield Municipal Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	6.93%
Annual Return 2004	5.30%
Annual Return 2005	5.52%
Annual Return 2006	6.53%
Annual Return 2007	(1.79%)
Annual Return 2008	(22.88%)
Annual Return 2009	27.77%
Annual Return 2010	5.42%
Annual Return 2011	11.25%
Annual Return 2012	12.60%
(Columbia Oregon Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	5.16%
Annual Return 2004	4.03%
Annual Return 2005	2.94%
Annual Return 2006	3.64%
Annual Return 2007	3.14%
Annual Return 2008	0.10%
Annual Return 2009	9.20%
Annual Return 2010	2.01%
Annual Return 2011	9.21%
Annual Return 2012	4.68%
(Columbia Pacific/Asia Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	42.12%
Annual Return 2004	13.51%
Annual Return 2005	24.12%
Annual Return 2006	10.32%
Annual Return 2007	11.49%
Annual Return 2008	(40.30%)
Annual Return 2009	38.39%
Annual Return 2010	21.31%
Annual Return 2011	(13.45%)
Annual Return 2012	17.32%
(Columbia Tax-Exempt Fund) | Class A Shares
Bar Chart Table:
Annual Return 2003	6.15%
Annual Return 2004	4.57%
Annual Return 2005	4.03%
Annual Return 2006	5.56%
Annual Return 2007	2.18%
Annual Return 2008	(7.19%)
Annual Return 2009	14.83%
Annual Return 2010	1.86%
Annual Return 2011	11.95%
Annual Return 2012	8.99%